TAXATION (Tables)	12 Months Ended
Dec. 31, 2014
TAXATION
Reconciliation of the differences between statutory CIT rate and the effective tax rate

	For the Years Ended
	December 31,
	2012	2013	2014
Statutory income tax rate	25%	25%	25%
Permanent differences	(4)%	(7)%	2%
Different tax rates in other jurisdictions	(9)%	(5)%	(4)%
Change in valuation allowance	(15)%	(14)%	(25)%
Effective tax rate	(3)%	(1)%	(2)%

Schedule of significant components of deferred tax assets

	As of December 31,
	2013	2014
Current
Deferred tax assets:
Accrued payroll and other expenses	12,554,436	13,204,105
Allowance for doubtful accounts	1,260,432	1,492,412
Less: valuation allowance	(13,814,868)	(14,696,517)
Total current deferred tax assets, net	—	—

Non-current
Deferred tax assets:
Net operating loss carry forwards	42,445,648	61,470,932
Temporary difference on property and equipment	9,888,250	13,529,678
Less: valuation allowance	(52,333,898)	(75,000,610)
Total non-current deferred tax assets, net	—	—
Total deferred tax assets, net	—	—

Schedule of movement of valuation allowance

	As of December 31,
	2012	2013	2014
Current
Balance at beginning of the period	8,384,821	10,467,945	13,814,868
Current period addition	2,083,124	3,346,923	881,649
Balance at the end of the period	10,467,945	13,814,868	14,696,517

Non-current
Balance at beginning of the period	11,148,212	34,073,011	52,333,898
Current period addition	22,924,799	18,260,887	22,666,712
Balance at the end of the period	34,073,011	52,333,898	75,000,610